Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues
Time charter revenues	$ 27,677	$ 35,046	$ 55,497
Voyage charter revenues	9,869	2,269	0
Total operating revenues	37,546	37,315	55,497
Operating expenses
Voyage expenses and commission	6,809	4,323	2,020
Ship operating expenses	7,897	7,608	7,830
Administrative expenses	4,937	4,259	3,528
Depreciation	11,079	11,117	11,079
Total operating expenses	30,722	27,307	24,457
Net operating income	6,824	10,008	31,040
Other income (expenses)
Interest income	41	106	36
Interest expense	(2,827)	(3,765)	(3,529)
Other financial items	(508)	(467)	(489)
Net other expenses	(3,294)	(4,126)	(3,982)
Net income from continuing operations	3,530	5,882	27,058
Net (loss) income from discontinued operations	(7,433)	(59,311)	5,594
Net (loss) income	$ (3,903)	$ (53,429)	$ 32,652
Per share information:
Earnings per share from continuing operations: basic	$ 0.14	$ 0.24	$ 1.11
Earnings per share from continuing operations: diluted	$ 0.14	$ 0.24	$ 1.10
(Loss) earnings per share from discontinued operations: basic	$ (0.29)	$ (2.43)	$ 0.23
(Loss) earnings per share from discontinued operations: diluted	$ (0.29)	$ (2.41)	$ 0.23
(Loss) earnings per share: basic	$ (0.15)	$ (2.19)	$ 1.34
(Loss) earnings per share: diluted	$ (0.15)	$ (2.17)	$ 1.33
Cash distributions per share declared	$ 0.70	$ 1.20	$ 2.00